Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

The Group evaluated all events that occurred up to the date of this report and determined that there were no events that would have required adjustment or disclosure in the consolidated financial statements, except the following:

ZJ Youguan was a party to a lawsuit commenced by WuYi Transportation Construction, for its failure to repay the loan payables discussed within Note 14. ACCRUED EXPENSES AND OTHER LIABILITIES. ZJ Youguan lost the first trial on March 20, 2023. Based on the agreement by both parties on June 13, 2023, ZJ Youguan reached a settlement with WuYi Transportation Construction that remaining RMB6,500 (US$896) of loan payables shall be repaid before December 15, 2023.The Group repaid RMB800 on September 1, 2023 and RMB500 on November 3, 2023, respectively. The outstanding balance was paid on September 4 2024.

Youpin SD sued one of its vehicle sourcing service providers, Inner Mongolia Zhonglutong Trading Co., Ltd., for failing to deliver vehicles as scheduled to Youpin SD’s customer. Youpin SD won the case on September 8, 2022. On March 23, 2023, both parties entered into a settlement agreement, and the supplier agreed to return the deposit and pay liquidated damages with a total of RMB2,746 (US$387). As of the date of this report, Youpin SD has applied for compulsory enforcement.

On September 11, 2023, Youpin sued Hainan Gaozhan New Energy Automobile Co., Ltd. for a refund of a deposit for an automobile exhibition amounting to RMB170 (US$23.4) and a penalty of breach of contract amounting to RMB200 (US$27.6). On April 10, 2024, Youpin won the trial.

Youpin was sued by Anhui Lvzhou Technology Co., Ltd. for payment and liquidated damages for a total of RMB 733, and the amount was paid on August 2024.

Quanzhou Youyi Power Exchange Network Technology Co., Ltd., Youpin SD and SH Youxu were sued by Quanzhou Meibiaoyouxin Automobile Sales Service Co., Ltd. for payment of RMB700 (US$96)and liquidated damages. The result from initial hearing has not been decided yet.

Youxu New Energy Technology (Zibo) Co., Ltd. was sued by an individual, Wang Liqian, for payment of wage difference and heatstroke prevention subsidy for a total of RMB45. The case was cross examined in court on May 29, 2024. As of the date of this report, the case is pending the court judgment.

In July 2024, Shanghai Youxu repaid RMB3,000(US$413) loan from Shanghai Pudong Development Bank and obtained RMB5,000 (US$688) loan from China Construction Bank. In August 2024, Youpin Shandong repaid RMB2 million loan from China Construction Bank and obtained a loan of RMB1,200 (US$165)from China Construction Bank.

On June 24, 2024, U Power entered into a subscription agreement (the “Subscription Agreement”) with Fortune Light Assets Ltd., a limited liability company formed under the laws of British Virgin Islands (the “Purchaser”). Pursuant to the Subscription Agreement, the Purchaser agreed to subscribe for and purchase, and U Power agreed to issue and sell to the Purchaser, pursuant to Regulation S under the Securities Act of 1933, as amended, an aggregate of 209,644 ordinary shares (the “Shares”) of the Company, par value US$0.00001 per share, at a purchase price of $4.77 per share, for an aggregate purchase price of $1,000,001.88. The transactions contemplated herein have been completed on July 8, 2024. As of the date of this report, U Power has received aggregate proceeds of US$900,000.